12. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables Tables Abstract
Trade receivables
	12.31.18	12.31.17
Current:
Sales of electricity - Billed	4,622,701	4,359,990
Sales of electricity – Unbilled	3,735,956	4,404,135
Framework Agreement	10,377	230,953
Fee payable for the expansion of the transportation and others	22,969	33,952
Receivables in litigation	97,158	33,736
Allowance for the impairment of trade receivables	(901,255)	(677,529)
Total Current	7,587,906	8,385,237

Allowance for the impairment of trade receivables
	12.31.18	12.31.17	12.31.16
Balance at beginning of year	677,529	383,439	146,238
Change of accounting standard (Note 6) - Adjustment by model of expected losses IFRS 9	82,041	-	-
Balance at beginning of year restated	759,570	383,439	146,238
Increase	916,036	391,615	388,339
Decrease	(307,137)	(64,348)	(56,062)
Result from exposure to inflation	(467,214)	(33,177)	(95,076)
Balance at end of the period	901,255	677,529	383,439

Aging analysis of trade receivables
	12.31.18	12.31.17
Not due	10,377	230,953
Past due	1,149,406	897,752
Up to 3 months	6,428,123	7,256,532
Total other receivables	7,587,906	8,385,237

Sensitivity analysis
-	5% increase in the uncollectibility rate estimate

12.31.18
Contingencies	946,318
change	45,063

-	5% decrease in the uncollectibility rate estimate

12.31.18
Contingencies	856,192
change	(45,063)